Deposits (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure Of Deposits [Line Items]
Summary of Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice (1)	Payable on a fixed date (2) (3)	2024	2023
Amortized cost deposits by:
Banks (4)	$4,302	$1,945	$1,584	$24,715	$32,546	$29,080
Business and government	70,630	41,740	209,747	252,902	575,019	548,068
Individuals	3,567	34,675	140,742	141,783	320,767	297,886
Total amortized cost deposits	78,499	78,360	352,073	419,400	928,332	875,034
Deposits at FVTPL	–	–	–	54,108	54,108	35,845
Total (5)	$78,499	$78,360	$352,073	$473,508	$982,440	$910,879
Booked in:
Canada	$66,676	$66,417	$148,164	$336,884	$618,141	$564,412
United States	11,753	11,942	201,844	88,527	314,066	301,064
Other countries	70	1	2,065	48,097	50,233	45,403
Total	$78,499	$78,360	$352,073	$473,508	$982,440	$910,879

(1)	Includes $44,617 million of non-interest bearing deposits as at October 31, 2024 ($49,515 million as at October 31, 2023).
(2)
Includes $65,986 million of senior unsecured debt as at October 31, 2024 subject to the Bank Recapitalization
(Bail-In)
regime ($63,925 million as at October 31, 2023). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(3)	We have unencumbered liquid assets of $396,338 million as at October 31, 2024 to support these and other deposit liabilities ($360,213 million as at October 31, 2023).
(4)	Includes regulated and central banks.
(5)
Included in deposits as at October 31, 2024 and 2023 are $521,160 million and $492,404 million, respectively, of deposits denominated in U.S. dollars, and $54,397 million and $55,705 million, respectively, of deposits denominated in other foreign currencies.

Summary of Deposits Payable On a Fixed Date
The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at October 31, 2024	$285,555	$77,313	$48,086	$410,954
As at October 31, 2023	269,262	73,226	43,106	385,594

Summary of Maturity Schedule for Deposits Greater Than One Hundred Thousand Dollars Booked In Canada
The following table presents the maturity schedule for deposits payable on a fixed date and greater than one hundred thousand dollars, that are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at October 31, 2024	$63,442	$33,704	$62,674	$125,735	$285,555
As at October 31, 2023	55,070	38,509	61,370	114,313	269,262

Summary of fair value and changes in fair value of structured note liabilities

(Canadian $ in millions)	Fair value	Notional amount due at contractual maturity	Difference between fair value and amount due at contractual maturity	Change in fair value - gains (losses) recorded in the Consolidated Statement of Income (1)	Change in fair value - (losses) due to own credit risk recorded in OCI (before tax)	Cumulative change in fair value - gains due to own credit risk recognized in AOCI (before tax)

As at October 31, 2024	$54,108	$56,300	$(2,192)	$(4,815)	$(841)	$24
As at October 31, 2023	35,845	42,973	(7,128)	1,692	(379)	865

(1)	Change in fair value may be offset by related change in fair value on hedge contracts.